Leases	6 Months Ended
Jun. 30, 2022
Leases Disclosure [Abstract]
Leases

4. Leases

All leases were classified as operating leases as of June 30, 2022 and June 30, 2021.

Components of operating lease expense were as follows (in thousands):

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating lease cost	$945	$2,052
Variable lease cost	$25	$51
Short-term lease cost	$57	$114

Supplemental information related to operating leases was as follows (in thousands):

	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022
Operating cash flows from operating leases	$970	$1,945
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$9,459

As of June 30, 2022, the Company’s operating leases had a weighted average remaining lease term of 4.0 years and a weighted average discount rate of 4.5%.

Future lease payments under operating leases as of June 30, 2022 were as follows (in thousands):

Remainder of 2022	$1,737
2023	2,715
2024	1,842
2025	1,396
2026	1,166
Thereafter	844
Total undiscounted future lease payments	$9,700
Less imputed interest	833
Total lease liability balance	$8,867

As of June 30, 2022, the Company has entered into leases that have not yet commenced with future lease payments of $2.3 million that are not yet recorded on the Condensed Consolidated Balance Sheet. These leases will commence between the third and fourth quarter of 2022 with non-cancelable lease terms of five years.

Supplemental Information for Comparative Periods

As of December 31, 2021, prior to the adoption of ASU 2016-02, future minimum payments under operating leases were as follows (in thousands):

For the Twelve Months Ended December 31,
2022	$3,335
2023	$2,400
2024	$1,548
2025	$1,109
Thereafter	$1,581

During the twelve months ended December 31, 2021, rent expense was $13.6 million.